SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 27, 2026	Sep. 18, 2025	Jan. 30, 2025	Feb. 28, 2025	Mar. 31, 2025	Dec. 31, 2023	Dec. 11, 2025	Sep. 30, 2025	Jan. 27, 2025
Subsequent Event [Line Items]
Exercise price				$ 36.00				$ 10.98
Exercise of the Warrants			$ 4,244,467
Engagement agreement description			(i) a cash fee equal to 7.0% of the aggregate gross proceeds received in the Offering, (ii) a management fee equal to 1.0% of the aggregate gross proceeds received in the Offering, (iii) a non-accountable expense allowance of $25,000, (iv) reimbursement of up to $100,000 for legal fees and expenses and other out of pocket expenses and (v) up to $15,950 for the clearing expenses.
Non-accountable expense allowance			$ 25,000
Legal fees		$ 334,659	100,000
clearing expenses			$ 15,950
Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			36,444
Warrants to purchase of shares			36,444
Exercise price			$ 0.0012
Series A Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			138,889
Warrants to purchase of shares			138,889
Series B Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			138,889
Warrants to purchase of shares			138,889
Pre-Funded Warrants and Accompanying Warrants [Member]
Subsequent Event [Line Items]
Exercise price			$ 35.9988
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares			9,723
Exercise price		$ 13.7256	$ 45.00
Shares and pre-funded warrant percentage			7.00%
Public offering price percentage			125.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares							426,390
Exercise price							$ 7.05
Exercise of the Warrants			$ 4,200,000
Engagement agreement description			(i) a cash fee equal to 7.0% of the aggregate gross proceeds received in the Offering, (ii) a management fee equal to 1.0% of the aggregate gross proceeds received in the Offering, (iii) a non-accountable expense allowance of $25,000, (iv) reimbursement of up to $100,000 for legal fees and expenses and other out of pocket expenses and (v) up to $15,950 for the clearing expenses.
Non-accountable expense allowance			$ 25,000
Legal fees			100,000
clearing expenses			$ 15,950
Sale of Stock, Number of Shares Issued in Transaction	328,802
Sale of Stock, Price Per Share	$ 4.41
Subsequent Event [Member] | H C Wainwrightand Co L L C [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares	23,016						29,847
Exercise price	$ 5.5125						$ 9.125
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Exercise price							$ 0.125
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			36,444
Warrants to purchase of shares			36,444
Exercise price			$ 0.0012
Stock have been issued due to exercises				36,444
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			138,889
Warrants to purchase of shares			138,889
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Pre-funded warrants			138,889
Warrants to purchase of shares			138,889
Stock have been issued due to exercises				2,084
Subsequent Event [Member] | Pre-Funded Warrants and Accompanying Warrants [Member]
Subsequent Event [Line Items]
Exercise price			$ 35.9988
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares			9,723
Exercise price			$ 45.00
Shares and pre-funded warrant percentage			7.00%
Public offering price percentage			125.00%
Subsequent Event [Member] | Series E Common Stock Purchase Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares							426,390
Subsequent Event [Member] | Series F Common Stock Purchase Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares							426,390
Subsequent Event [Member] | Series G Common Stock Purchase Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares									328,802
Subsequent Event [Member] | Series H Common Stock Purchase Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase of shares									328,802
Exercise price	$ 4.16
Common Stock [Member]
Subsequent Event [Line Items]
Pre-funded warrants			102,444		102,444	775
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-funded warrants			102,444
Warrant [Member]
Subsequent Event [Line Items]
Exercise price			$ 36.00
Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price			$ 36.00